Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 2,148,417	$ 423,165	$ 134,003
Accounts receivable, net	821,827	91,520	269,962
Inventory	271,884	161,235	50,536
Prepaid expense	685,671	88,134	202,003
Deferred offering costs	197,500
Other current assets	800
Total current assets	4,126,099	764,054	656,504
Land	28,200,000
Fixed assets, net	30,396,674	71,036	286,099
Construction-in-process	1,123,413
Intangible assets, net	265,000	287,500
Cash, restricted	10,190,888
Franchise fees	101,100
Deposits	161,147
Goodwill	29,660,232	29,493,398
Total assets	104,224,553	30,615,988	942,603
Current liabilities
Notes payable - related party			69,200
Notes payable	2,948,284		934,568
Accounts payable and accrued expenses	1,986,612	436,896	466,708
Accounts payable and accrued expenses - related party			113,422
Stockholders’ advance	36,211	36,211	36,211
PPP loan		20,800	30,595
Loan payable	448,321
Hotel financing, current	4,400,000
Deferred revenue	2,364,388	1,388,126	1,378,502
Total current liabilities	12,183,816	1,882,033	3,029,206
Non-current liabilities
Other non-current liability	380,000
Hotel financing, non-current	50,222,517
Notes payable, net of discounts	11,200,042
Notes payable, net of current portion	775,206	1,288,887	263,300
Total non-current liabilities	62,577,765	1,288,887	263,300
Total liabilities	74,761,581	3,170,920	3,292,506
Commitments and contingencies - Note 7
Stockholders’ equity (deficit)
Preferred stock value
Common stock value	34,659,879	30,362,949	3,091,136
Members’ deficit			(1,981,343)
Additional paid in capital			(1,270,366)
Non-controlling members’ deficit			(44,454)
Accumulated deficit	(5,196,907)	(2,917,881)	(2,144,876)
Total stockholders’ equity (deficit)	29,462,972	27,445,068	(2,349,903)
Total liabilities and stockholders’ equity (deficit)	$ 104,224,553	$ 30,615,988	$ 942,603